36. Financial Instruments (Details 8) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Details 8
Loans and financing	R$ 3,759,505	R$ 4,046,293	R$ 4,077,060
Debentures	6,070,978	4,790,809	3,683,928
Less: Cash and cash equivalents	1,040,075	982,073	1,480,727	R$ 740,131
Less: Bonds and securities	(1,341)	(136,649)	(294,514)
Net debt	8,789,067	7,718,380	5,985,747
Equity	R$ 15,510,503	R$ 14,978,142	R$ 14,480,492	R$ 13,682,780
Equity indebtedness	R$ .57	R$ .52	R$ .41